Quarterly Holdings Report
for
Fidelity® Floating Rate Central Fund
December 31, 2023
FR1-NPRT1-0224
1.811346.119
Bank Loan Obligations - 83.2%
	Principal Amount (a)	Value ($)
Aerospace - 0.6%
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.2204% 3/19/26 (b)(c)(d)	1,656,281	1,634,203
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.6448% 12/31/27 (b)(c)(d)	1,184,731	1,179,992
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 8/24/28 (b)(c)(d)	6,411,712	6,435,756
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 2/22/27 (b)(c)(d)	365,113	366,384
TOTAL AEROSPACE		9,616,335
Air Transportation - 1.8%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.4274% 4/20/28 (b)(c)(d)	4,477,500	4,593,646
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1393% 8/11/28 (b)(c)(d)	1,961,329	1,964,388
Echo Global Logistics, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9536% 11/23/28 (b)(c)(d)	481,413	469,777
CME Term SOFR 3 Month Index + 4.750% 10.1981% 11/23/28 (b)(c)(d)(e)	4,740,000	4,740,000
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 12.4832% 11/23/29 (b)(c)(d)(e)	2,095,000	2,086,620
CME Term SOFR 3 Month Index + 8.000% 13.4832% 11/23/29 (b)(c)(d)(e)	900,000	900,000
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7704% 7/2/27 (b)(c)(d)	3,906,000	4,034,351
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6401% 3/17/30 (b)(c)(d)	1,012,350	1,007,035
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1658% 10/20/27 (b)(c)(d)	2,393,240	2,447,830
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4981% 3/24/28 (b)(c)(d)(e)	1,477,500	1,381,463
United Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2198% 4/21/28 (b)(c)(d)	2,699,013	2,705,005
TOTAL AIR TRANSPORTATION		26,330,115
Automotive & Auto Parts - 1.3%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.206% 3/5/28 (b)(c)(d)	2,540,557	2,483,039
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.995% 4/18/29 (b)(c)(d)	840,775	841,826
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.106% 4/20/30 (b)(c)(d)	2,588,513	2,591,748
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9723% 6/3/28 (b)(c)(d)	4,705,097	4,589,257
Driven Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4698% 12/17/28 (b)(c)(d)	1,223,213	1,215,054
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7096% 11/2/27 (b)(c)(d)	2,458,356	2,455,283
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8948% 12/17/28 (b)(c)(d)	3,077,101	2,384,107
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.206% 1/26/29 (b)(c)(d)	1,625,835	1,514,741
Rough Country LLC:
2LN, term loan CME Term SOFR 3 Month Index + 6.500% 11.7332% 7/28/29 (b)(c)(d)	585,000	561,600
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8948% 7/28/28 (b)(c)(d)	351,520	348,884
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.206% 2/8/28 (b)(c)(d)	792,977	680,374
TOTAL AUTOMOTIVE & AUTO PARTS		19,665,913
Banks & Thrifts - 1.2%
Blackstone CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3481% 12/31/30 (b)(c)(d)	7,615,528	7,625,047
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9704% 7/25/30 (b)(c)(d)	6,305,359	6,313,241
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0981% 4/9/27 (b)(c)(d)	2,043,393	2,021,263
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5211% 12/22/28 (b)(c)(d)	1,590,245	1,554,464
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 12/1/28 (b)(c)(d)	779,001	779,242
TOTAL BANKS & THRIFTS		18,293,257
Broadcasting - 1.4%
AppLovin Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.556% 10/25/28 (b)(c)(d)	1,360,195	1,360,195
CME Term SOFR 1 Month Index + 3.100% 8.556% 8/15/30 (b)(c)(d)	2,281,786	2,281,786
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4428% 8/24/26 (b)(c)(d)	2,355,262	1,707,565
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (b)(c)(d)(f)	19,325,070	763,340
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4428% 12/1/28 (b)(c)(d)	5,345,125	5,291,674
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9704% 9/19/26 (b)(c)(d)	2,620,340	2,620,130
Univision Communications, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7204% 3/24/26 (b)(c)(d)	4,253,831	4,257,575
CME Term SOFR 1 Month Index + 3.250% 8.7204% 1/31/29 (b)(c)(d)	3,279,935	3,272,752
TOTAL BROADCASTING		21,555,017
Building Materials - 2.7%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (b)(c)(d)	6,203,401	5,426,239
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9704% 1/3/29 (b)(c)(d)	2,606,422	2,606,422
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.356% 5/31/30 (b)(c)(d)	2,498,326	2,505,521
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8797% 2/25/29 (b)(c)(d)	11,573,490	11,512,729
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7643% 8/3/30 (b)(c)(d)	548,625	549,141
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9481% 4/29/29 (b)(c)(d)	3,972,206	3,927,519
Smyrna Ready Mix LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8579% 4/2/29 (b)(c)(d)	1,251,441	1,253,531
SRS Distribution, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9704% 6/4/28 (b)(c)(d)	2,060,170	2,061,035
CME Term SOFR 3 Month Index + 3.500% 8.956% 6/2/28 (b)(c)(d)	3,070,313	3,066,475
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7214% 9/22/28 (b)(c)(d)	1,540,797	1,543,139
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.24% 2/16/28 (b)(c)(d)	1,037,634	1,037,198
USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1098% 5/14/28 (b)(c)(d)	1,764,164	1,747,405
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.106% 10/19/27 (b)(c)(d)	2,380,096	2,384,071
TOTAL BUILDING MATERIALS		39,620,425
Cable/Satellite TV - 1.8%
Charter Communication Operating LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1332% 2/1/27 (b)(c)(d)	4,152,645	4,150,071
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3596% 12/9/30 (b)(c)(d)	2,880,000	2,867,990
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.7927% 1/31/28 (b)(c)(d)	2,740,000	2,717,395
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5427% 10/15/29 (b)(c)(d)	1,940,000	1,932,318
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9763% 4/15/27 (b)(c)(d)	7,054,441	6,667,928
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8618% 1/18/28 (b)(c)(d)	1,641,583	1,583,109
DIRECTV Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6498% 8/2/27 (b)(c)(d)	365,730	365,320
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9763% 1/31/28 (b)(c)(d)	2,373,792	2,361,590
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7899% 3/6/31 (b)(c)(d)	3,820,000	3,799,830
TOTAL CABLE/SATELLITE TV		26,445,551
Capital Goods - 0.6%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4704% 7/22/29 (b)(c)(d)	1,425,005	1,425,988
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.691% 3/17/30 (b)(c)(d)	2,014,255	2,015,926
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8428% 9/28/28 (b)(c)(d)	1,229,697	1,232,771
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7481% 1/24/29 (b)(c)(d)	1,297,203	1,298,279
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.4064% 4/16/25 (b)(c)(d)(e)	1,898,459	1,796,511
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 9.3811% 7/31/27 (b)(c)(d)	1,632,693	1,634,734
TOTAL CAPITAL GOODS		9,404,209
Chemicals - 3.7%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 12/13/29 (c)(d)(g)	2,005,000	1,834,575
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.956% 9/30/28 (b)(c)(d)	3,431,443	3,388,550
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.456% 9/22/29 (b)(c)(d)(e)	930,000	834,675
Aruba Investment Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.206% 11/24/28 (b)(c)(d)	1,575,000	1,470,656
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.456% 11/24/27 (b)(c)(d)	3,436,901	3,383,216
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8902% 8/29/29 (b)(c)(d)	850,523	851,586
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 5/27/29 (b)(c)(d)	1,736,007	1,726,250
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 5/7/25 (b)(c)(d)(e)	1,540,352	1,494,142
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5928% 11/1/30 (b)(c)(d)	2,160,000	2,160,000
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (b)(c)(d)	4,105,358	4,040,863
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2953% 5/27/28 (b)(c)(d)	2,823,336	2,703,344
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3731% 7/3/28 (b)(c)(d)	2,208,994	1,994,722
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0215% 3/15/29 (b)(c)(d)	3,915,214	3,753,711
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8935% 3/15/30 (b)(c)(d)	2,105,000	1,760,306
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 2/10/30 (b)(c)(d)	945,250	945,250
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.206% 3/1/30 (b)(c)(d)	1,100,470	1,078,461
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.706% 4/2/29 (b)(c)(d)	2,594,236	2,568,293
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2771% 12/1/26 (b)(c)(d)	1,675,323	1,468,706
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.3481% 11/9/28 (b)(c)(d)	2,209,463	2,217,748
CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (b)(c)(d)	3,976,488	3,964,320
Starfruit U.S. Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.441% 4/3/28 (b)(c)(d)	1,631,800	1,635,472
CME Term SOFR 1 Month Index + 4.000% 9.4671% 4/3/28 (b)(c)(d)	3,107,403	3,116,135
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.856% 8/18/28 (b)(c)(d)	5,247,621	5,231,879
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/22/28 (b)(c)(d)	1,210,083	1,212,032
TOTAL CHEMICALS		54,834,892
Consumer Products - 2.0%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6959% 2/7/29 (b)(c)(d)	2,144,757	2,123,309
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.356% 12/23/28 (b)(c)(d)	3,109,375	3,101,602
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.106% 12/10/28 (b)(c)(d)	4,082,199	4,089,343
Bombardier Recreational Products, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.456% 5/23/27 (b)(c)(d)	292,742	290,912
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.106% 12/13/29 (b)(c)(d)	2,814,482	2,807,446
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9258% 11/8/27 (b)(c)(d)	2,948,803	2,952,076
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 5/17/28 (b)(c)(d)	1,028,441	1,006,371
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4704% 1/6/28 (b)(c)(d)	62,310	61,687
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.8598% 9/24/28 (b)(c)(d)	2,706,444	2,678,892
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8598% 3/4/28 (b)(c)(d)	922,182	869,894
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0027% 10/21/28 (b)(c)(d)	1,461,413	1,142,343
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7204% 8/5/28 (b)(c)(d)	3,185,820	3,169,891
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.841% 8/1/30 (b)(c)(d)	3,072,300	3,088,614
Woof Holdings LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3595% 12/21/27 (b)(c)(d)	1,693,539	1,365,111
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.250% 12.7485% 12/21/28 (b)(c)(d)	605,000	363,000
TOTAL CONSUMER PRODUCTS		29,110,491
Containers - 1.8%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 3/3/28 (b)(c)(d)	3,341,527	3,317,501
Berlin Packaging, LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.6041% 3/11/28 (b)(c)(d)	573,777	571,218
CME Term SOFR 3 Month Index + 3.750% 9.21% 3/11/28 (b)(c)(d)	3,607,318	3,607,715
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2219% 7/1/29 (b)(c)(d)	2,497,626	2,499,049
Canister International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.206% 12/20/26 (b)(c)(d)	1,203,125	1,204,882
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 12/1/27 (b)(c)(d)	2,475,192	2,483,707
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 8/4/27 (b)(c)(d)	3,396,531	3,398,807
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.476% 2/9/26 (b)(c)(d)	2,110,325	1,979,759
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.2204% 8/1/26 (b)(c)(d)	488,750	488,344
CME Term SOFR 1 Month Index + 4.000% 9.106% 7/31/26 (b)(c)(d)	1,405,859	1,407,841
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.206% 1/30/27 (b)(c)(d)	2,601,431	2,604,448
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7204% 2/5/26 (b)(c)(d)	822,782	824,765
CME Term SOFR 1 Month Index + 3.250% 8.7204% 9/24/28 (b)(c)(d)	2,081,428	2,085,945
Ring Container Technologies Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 8/12/28 (b)(c)(d)	544,550	545,345
TOTAL CONTAINERS		27,019,326
Diversified Financial Services - 3.6%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2204% 2/4/28 (b)(c)(d)	1,927,279	1,931,018
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.9484% 10/15/26 (b)(c)(d)	1,473,403	1,439,029
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8711% 10/31/28 (b)(c)(d)	719,520	720,196
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 1/27/27 (b)(c)(d)	1,759,500	1,758,532
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.106% 1/26/29 (b)(c)(d)	2,047,825	2,051,020
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.856% 9/22/30 (b)(c)(d)	3,505,000	3,315,134
Eagle 4 Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 7/12/28 (b)(c)(d)	1,165,573	1,164,116
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3832% 6/27/29 (b)(c)(d)	559,717	561,351
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.856% 6/24/28 (b)(c)(d)	2,148,810	2,146,661
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.606% 6/30/28 (b)(c)(d)	703,557	704,140
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3882% 1/26/28 (b)(c)(d)	723,841	725,991
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9/21/30 (c)(d)(g)	10,560,000	10,599,600
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3481% 4/20/30 (b)(c)(d)	2,921,957	2,929,262
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 15.6477% 4/30/24 (b)(c)(d)(e)	302,252	258,288
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6412% 4/21/28 (b)(c)(d)	3,010,449	2,996,661
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3583% 6/17/30 (b)(c)(d)	647,299	650,536
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.706% 11/1/29 (b)(c)(d)	2,500,000	2,431,250
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.206% 11/8/26 (b)(c)(d)	864,600	853,991
CME Term SOFR 1 Month Index + 4.500% 9.8598% 12/22/28 (b)(c)(d)	2,000,000	1,981,260
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.956% 8/9/30 (b)(c)(d)	3,466,291	3,458,804
Recess Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3882% 3/24/27 (b)(c)(d)	907,725	912,264
TransUnion LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.206% 11/16/26 (b)(c)(d)	662,299	662,743
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7204% 12/1/28 (b)(c)(d)	1,412,042	1,415,756
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3991% 4/29/26 (b)(c)(d)	1,261,223	1,264,553
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8913% 2/15/27 (b)(c)(d)(e)	2,750,572	2,736,819
CME Term SOFR 1 Month Index + 5.500% 10.9028% 2/9/27 (b)(c)(d)	3,290,428	3,267,395
TOTAL DIVERSIFIED FINANCIAL SERVICES		52,936,370
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1759% 10/28/27 (b)(c)(d)	2,438,087	2,418,656
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9981% 2/10/27 (b)(c)(d)	4,594,982	4,066,559
Cmg Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 12/17/26 (b)(c)(d)	6,241,813	5,758,073
TOTAL DIVERSIFIED MEDIA		12,243,288
Energy - 2.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2096% 11/14/26 (b)(c)(d)	2,608,699	2,608,699
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.9274% 10/14/27 (b)(c)(d)	3,003,979	3,000,224
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9704% 3/17/28 (b)(c)(d)	620,065	610,764
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 11/19/29 (b)(c)(d)	3,658,050	3,659,769
EG America LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.6645% 2/7/28 (b)(c)(d)(e)	967,575	938,548
Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (b)(c)(d)	1,455,002	1,425,902
Esdec Solar Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3598% 8/27/28 (b)(c)(d)	1,829,272	1,746,955
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9704% 9/29/28 (b)(c)(d)	4,767,947	4,781,870
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.706% 10/5/28 (b)(c)(d)	2,649,401	2,647,202
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.39% 10/30/28 (b)(c)(d)	6,105,000	5,998,163
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7382% 2/14/30 (b)(c)(d)	1,240,625	1,239,695
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.7204% 1/23/27 (b)(c)(d)	1,923,979	1,927,346
TOTAL ENERGY		30,585,137
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9704% 9/1/27 (b)(c)(d)	1,019,078	996,149
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9704% 9/1/27 (b)(c)(d)	2,675,000	2,607,296
TOTAL ENTERTAINMENT/FILM		3,603,445
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4698% 10/8/28 (b)(c)(d)	957,746	959,115
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.856% 11/30/28 (b)(c)(d)	1,589,444	1,587,457
CME Term SOFR 1 Month Index + 3.000% 8.3598% 11/30/28 (b)(c)(d)	714,488	714,667
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.856% 11/30/28 (b)(c)(d)	121,180	121,029
CME Term SOFR 1 Month Index + 3.000% 8.3598% 11/30/28 (b)(c)(d)	53,721	53,734
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7214% 6/21/28 (b)(c)(d)	3,707,642	3,690,772
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6332% 4/22/29 (b)(c)(d)	766,501	766,263
TOTAL ENVIRONMENTAL		7,893,037
Food & Drug Retail - 0.7%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2128% 10/1/25 (b)(c)(d)	495,242	475,432
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 12.1981% 8/1/29 (b)(c)(d)	2,658,137	2,654,149
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.706% 1/29/27 (b)(c)(d)	2,452,888	2,453,869
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.1448% 11/20/27 (b)(c)(d)	4,914,811	886,190
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8618% 12/5/28 (b)(c)(d)	1,335,000	1,318,313
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2236% 1/31/28 (b)(c)(d)	2,540,000	2,487,930
TOTAL FOOD & DRUG RETAIL		10,275,883
Food/Beverage/Tobacco - 1.4%
8th Avenue Food & Provisions, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.2128% 10/1/26 (b)(c)(d)	410,000	323,646
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6069% 12/16/30 (b)(c)(d)(e)	745,000	745,000
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6981% 1/24/29 (b)(c)(d)	2,879,979	2,778,863
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4481% 1/24/30 (b)(c)(d)	2,185,000	1,748,000
Chobani LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9704% 10/23/27 (b)(c)(d)	2,730,916	2,732,282
CME Term SOFR 1 Month Index + 3.750% 9.1118% 10/25/27 (b)(c)(d)	730,000	730,606
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7111% 5/16/29 (b)(c)(d)	4,927,322	4,600,887
Shearer's Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 9/23/27 (b)(c)(d)	975,112	975,502
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8598% 3/31/28 (b)(c)(d)	6,469,656	6,401,725
TOTAL FOOD/BEVERAGE/TOBACCO		21,036,511
Gaming - 3.3%
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.706% 1/26/30 (b)(c)(d)	12,277,225	12,294,536
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.356% 1/27/29 (b)(c)(d)	10,641,653	10,639,418
Flutter Financing B.V. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.5984% 11/25/30 (b)(c)(d)	4,699,000	4,702,900
CME Term SOFR 1 Month Index + 3.250% 8.8627% 7/4/28 (b)(c)(d)	561,697	562,944
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.206% 5/26/30 (b)(c)(d)	3,611,850	3,606,974
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 8.9481% 10/31/29 (b)(c)(d)	1,039,954	1,041,035
Tranche B4 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 2.250% 7.9481% 3/16/27 (b)(c)(d)	1,420,271	1,422,302
J&J Ventures Gaming LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6098% 4/26/28 (b)(c)(d)	0	0
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9.7204% 4/26/28 (b)(c)(d)	381,786	375,104
Tranche DD2 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 4/26/28 (c)(d)(g)	686,214	674,206
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5981% 8/1/30 (b)(c)(d)	1,250,000	1,254,238
PCI Gaming Authority 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9704% 5/29/26 (b)(c)(d)	469,152	470,386
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4648% 4/14/29 (b)(c)(d)	3,042,360	3,047,106
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.6643% 4/4/29 (b)(c)(d)	5,047,606	5,045,082
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.706% 2/7/27 (b)(c)(d)	4,589,727	4,594,592
TOTAL GAMING		49,730,823
Healthcare - 5.1%
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 8/24/28 (b)(c)(d)	2,205,184	2,210,013
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.706% 11/6/27 (b)(c)(d)	1,311,881	1,313,704
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6074% 2/12/28 (b)(c)(d)	1,235,639	1,239,581
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4704% 1/8/27 (b)(c)(d)	2,243,656	2,245,765
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1928% 8/1/27 (b)(c)(d)	3,244,901	3,221,927
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 11/1/28 (b)(c)(d)	1,701,848	1,704,214
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.356% 3/31/29 (b)(c)(d)	3,199,365	3,136,273
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4481% 10/1/27 (b)(c)(d)	10,971,692	10,642,541
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.45% 10/29/27 (b)(c)(d)	953,903	943,773
CME Term SOFR 3 Month Index + 5.000% 10.45% 10/29/27 (b)(c)(d)	393,998	391,043
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.45% 10/29/27 (b)(c)(d)	120,705	119,423
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9981% 1/6/29 (b)(c)(d)	1,898,578	1,895,027
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 5/4/28 (b)(c)(d)	7,313,339	7,327,673
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 5/5/28 (b)(c)(d)	4,668,985	4,690,369
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3968% 10/19/27 (b)(c)(d)	1,501,249	1,458,719
MED ParentCo LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7204% 8/31/26 (b)(c)(d)	1,406,115	1,390,127
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.7204% 8/30/27 (b)(c)(d)	1,310,000	1,197,013
Mozart Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4704% 10/23/28 (b)(c)(d)	8,688,807	8,724,084
National Mentor Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.21% 3/2/28 (b)(c)(d)	0	0
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4719% 6/2/28 (b)(c)(d)	4,514,714	4,517,558
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1098% 11/30/27 (b)(c)(d)	2,900,353	2,898,729
Pathway Vet Alliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 3/31/27 (b)(c)(d)	1,365,772	1,200,172
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 11/15/28 (b)(c)(d)	5,841,535	5,872,204
Pluto Acquisition I, Inc. term loan CME Term SOFR 1 Month Index + 4.000% 9.6498% 6/20/26 (b)(c)(d)	2,061,775	1,601,319
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (b)(c)(d)	1,199,342	1,202,712
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8558% 12/5/30 (b)(c)(d)	485,865	487,283
U.S. Anesthesia Partners, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9573% 10/1/29 (b)(c)(d)	775,000	676,188
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7481% 12/15/27 (b)(c)(d)	637,943	630,499
VetStrategy Canada Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.866% 11/16/28 (b)(c)(d)	3,190,000	3,192,648
TOTAL HEALTHCARE		76,130,581
Homebuilders/Real Estate - 0.6%
Breakwater Energy Partners, LLC Tranche B 1LN, term loan 11.25% 9/1/26 (b)(c)(d)(e)	3,842,968	3,723,068
DTZ U.S. Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2204% 8/21/25 (b)(c)(d)	45,609	45,495
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.381% 1/27/29 (b)(c)(d)	495,595	494,460
Greystar Real Estate Partners 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1246% 8/21/30 (b)(c)(d)	1,241,888	1,241,888
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6245% 3/15/30 (b)(c)(d)	1,370,000	1,374,000
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.456% 9/1/27 (b)(c)(d)	1,744,811	1,740,449
TOTAL HOMEBUILDERS/REAL ESTATE		8,619,360
Hotels - 1.8%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4648% 9/9/26 (b)(c)(d)	955,381	951,799
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 10/18/28 (b)(c)(d)	6,070,368	6,072,918
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.956% 11/30/29 (b)(c)(d)	3,654,679	3,664,729
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2204% 8/2/28 (b)(c)(d)	9,684,946	9,684,946
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4569% 11/8/30 (b)(c)(d)	1,292,849	1,296,779
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 8.250% 13.8827% 6/23/26 (b)(c)(d)	1,316,576	1,198,085
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.6083% 1/5/29 (b)(c)(d)	1,432,398	1,432,398
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 3 Month Index + 8.750% 12.6517% 2/28/25 (b)(c)(d)	2,161,609	2,086,557
TOTAL HOTELS		26,388,211
Insurance - 5.5%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1498% 2/15/27 (b)(c)(d)	7,283,468	7,258,777
CME Term SOFR 1 Month Index + 4.250% 9.8998% 2/15/27 (b)(c)(d)	2,528,400	2,531,561
Tranche B-2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3998% 2/15/27 (b)(c)(d)	821,100	819,458
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8882% 11/6/30 (b)(c)(d)	7,481,342	7,487,551
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8648% 11/6/30 (b)(c)(d)	4,404,760	4,419,075
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.7204% 2/19/28 (b)(c)(d)	3,176,472	3,177,329
CME Term SOFR 1 Month Index + 2.750% 8.2204% 2/19/28 (b)(c)(d)	1,287,000	1,289,214
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.606% 2/28/28 (b)(c)(d)	1,846,622	1,846,363
AssuredPartners, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9704% 2/13/27 (b)(c)(d)	190,125	190,363
CME Term SOFR 1 Month Index + 3.500% 8.9704% 2/13/27 (b)(c)(d)	3,496,045	3,501,743
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.456% 8/19/28 (b)(c)(d)	1,533,089	1,524,703
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.706% 8/19/28 (b)(c)(d)	2,160,203	2,149,791
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7204% 1/31/28 (b)(c)(d)	10,485,000	9,969,453
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7204% 1/20/29 (b)(c)(d)	20,000,000	18,806,200
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 12/23/26 (b)(c)(d)	215,427	214,710
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 7/31/27 (b)(c)(d)	938,710	930,497
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6619% 7/1/30 (b)(c)(d)	8,949,028	8,982,766
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3481% 11/22/29 (b)(c)(d)	3,988,495	3,991,606
CME Term SOFR 1 Month Index + 3.250% 8.5981% 9/27/30 (b)(c)(d)	2,334,150	2,334,874
TOTAL INSURANCE		81,426,034
Leisure - 2.4%
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 8/17/28 (b)(c)(d)	2,803,890	2,803,890
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 11/24/28 (b)(c)(d)	854,432	855,859
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 7/21/28 (b)(c)(d)	5,547,334	5,508,059
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6098% 9/18/26 (b)(c)(d)	2,836,275	2,728,156
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.3811% 7/31/28 (b)(c)(d)	3,358,353	3,404,531
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5981% 1/15/30 (b)(c)(d)	4,130,000	4,137,764
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.6098% 9/8/24 (b)(c)(d)	1,000,000	929,110
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.6098% 3/8/24 (b)(c)(d)	3,584,999	3,498,852
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 8/27/28 (b)(c)(d)	799,277	799,525
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0277% 12/14/26 (b)(c)(d)(e)	2,092,806	2,019,557
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 3/9/30 (b)(c)(d)	3,702,025	3,698,175
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6448% 12/30/26 (b)(c)(d)	4,316,397	3,838,356
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.1448% 12/30/27 (b)(c)(d)	750,000	532,500
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.1448% 12/30/26 (b)(c)(d)	928,800	826,632
TOTAL LEISURE		35,580,966
Metals/Mining - 0.2%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.856% 8/18/30 (b)(c)(d)	2,094,750	2,100,636
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.206% 3/23/30 (b)(c)(d)	1,393,469	1,393,970
TOTAL METALS/MINING		3,494,606
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6098% 2/4/28 (b)(c)(d)	929,443	924,795
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.631% 4/13/29 (b)(c)(d)	11,304,296	11,341,940
TOTAL PAPER		12,266,735
Publishing/Printing - 0.5%
Century DE Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.39% 10/30/30 (b)(c)(d)	2,185,000	2,190,463
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.3598% 6/16/26 (b)(c)(d)	1,445,110	1,342,753
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1302% 8/11/28 (b)(c)(d)	1,620,938	1,628,232
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 1/28/29 (b)(c)(d)	1,368,076	1,359,525
RLG Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9628% 7/2/29 (b)(c)(d)	590,000	525,100
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7204% 7/8/28 (b)(c)(d)	831,598	779,208
TOTAL PUBLISHING/PRINTING		7,825,281
Railroad - 0.5%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2074% 4/6/28 (b)(c)(d)	2,016,743	1,996,576
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4448% 12/30/26 (b)(c)(d)	2,409,838	2,413,549
Wwex Unified Topco Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6098% 7/26/28 (b)(c)(d)	1,601,941	1,565,897
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.6517% 7/22/29 (b)(c)(d)	1,295,000	1,094,275
TOTAL RAILROAD		7,070,297
Restaurants - 1.0%
Burger King Worldwide, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.606% 9/21/30 (b)(c)(d)	3,401,646	3,400,421
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.25% 6/29/29 (b)(c)(d)	811,709	813,016
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7204% 12/1/28 (b)(c)(d)	703,014	706,353
KFC Holding Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2227% 3/15/28 (b)(c)(d)	656,284	656,284
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.1098% 10/20/28 (b)(c)(d)	559,801	556,476
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7832% 3/1/26 (b)(c)(d)	1,967,108	1,942,520
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5981% 4/1/29 (b)(c)(d)	1,521,129	1,504,017
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 8/3/28 (b)(c)(d)	4,906,878	4,909,086
TOTAL RESTAURANTS		14,488,173
Services - 9.7%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 12/21/28 (b)(c)(d)	11,198,094	11,236,952
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/7/28 (b)(c)(d)	1,092,607	1,093,973
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/30/28 (c)(d)(g)	4,805,000	4,821,529
All-Star Bidco AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.96% 11/16/28 (b)(c)(d)	963,845	959,431
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.46% 11/16/28 (b)(c)(d)	2,391,151	2,383,188
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.206% 5/14/28 (b)(c)(d)	7,358,261	7,318,821
CME Term SOFR 1 Month Index + 4.750% 10.106% 5/14/28 (b)(c)(d)	428,925	428,320
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.9244% 7/9/28 (b)(c)(d)	2,566,044	2,564,043
Aramark Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9704% 6/22/30 (b)(c)(d)	3,098,205	3,101,582
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7204% 6/30/28 (b)(c)(d)	1,730,412	1,695,804
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.206% 12/10/29 (b)(c)(d)	2,705,000	2,311,801
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 12/10/28 (b)(c)(d)	5,753,444	5,646,372
Avis Budget Group, Inc. Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.456% 3/16/29 (b)(c)(d)	844,042	844,835
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (b)(c)(d)	5,122,163	5,085,590
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.2204% 2/7/26 (b)(c)(d)	2,950,462	2,946,479
CME Term SOFR 1 Month Index + 3.750% 9.106% 12/30/28 (b)(c)(d)	1,994,362	1,986,883
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 9/30/28 (b)(c)(d)	956,752	956,857
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 6/2/28 (b)(c)(d)	7,081,455	6,873,473
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 8/16/28 (b)(c)(d)	2,204,509	2,198,447
EmployBridge LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.4071% 7/19/28 (b)(c)(d)	3,319,066	2,705,039
Ensemble RCM LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2332% 8/1/26 (b)(c)(d)	2,598,098	2,600,878
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7204% 10/19/28 (b)(c)(d)	205,461	206,145
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 10/21/28 (b)(c)(d)	2,927,213	2,928,208
Flexera Software LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 3/3/28 (c)(d)(g)	645,000	643,691
CME Term SOFR 1 Month Index + 3.750% 9.2204% 3/3/28 (b)(c)(d)	819,030	817,367
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1332% 4/29/29 (b)(c)(d)	1,632,238	1,338,435
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3998% 7/30/26 (b)(c)(d)	3,206,948	3,212,977
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4704% 12/1/27 (b)(c)(d)	1,485,437	1,490,205
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3579% 10/13/30 (b)(c)(d)	2,636,000	2,643,012
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1981% 3/26/28 (b)(c)(d)	3,099,504	3,097,582
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.7204% 4/21/27 (b)(c)(d)	2,039,245	1,797,085
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3481% 6/12/30 (b)(c)(d)	7,481,250	7,505,040
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 10.1113% 1/15/26 (b)(c)(d)	280,000	281,260
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3579% 2/15/29 (b)(c)(d)	1,803,642	1,800,936
CME Term SOFR 1 Month Index + 4.000% 9.4704% 1/23/27 (b)(c)(d)	2,604,960	2,602,511
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.2204% 1/31/28 (b)(c)(d)	3,060,000	3,033,225
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5067% 4/11/29 (b)(c)(d)	9,004,750	8,205,578
Omnia Partners LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6282% 7/25/30 (b)(c)(d)	2,545,845	2,560,178
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/25/30 (c)(d)(h)	239,155	240,502
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6296% 8/14/26 (b)(c)(d)	1,586,025	1,509,103
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.456% 8/4/28 (b)(c)(d)	4,473,424	4,483,668
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 3/6/25 (b)(c)(d)	720,892	676,514
R1 RCM, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6/21/29 (c)(d)(g)	1,365,000	1,363,717
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2195% 12/16/26 (b)(c)(d)	2,072,846	2,084,516
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.106% 2/24/28 (b)(c)(d)	1,345,935	1,349,111
Sitel Worldwide Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 8/27/28 (b)(c)(d)	2	2
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1555% 1/15/27 (b)(c)(d)	1,451,288	1,430,433
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (b)(c)(d)	12,166,383	10,649,965
SuperMoose Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2481% 8/29/25 (b)(c)(d)	1,246,691	1,199,940
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.481% 3/23/27 (b)(c)(d)	1,980,207	2,016,623
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1346% 3/3/30 (b)(c)(d)	3,287,079	3,294,968
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.706% 11/3/29 (b)(c)(d)	811,807	812,822
TOTAL SERVICES		145,035,616
Specialty Retailing - 0.2%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.7069% 6/30/27 (b)(c)(d)	2,511,840	2,489,233
Steel - 0.1%
JMC Steel Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4763% 1/24/27 (b)(c)(d)	1,372,735	1,373,024
Super Retail - 2.9%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2073% 11/6/27 (b)(c)(d)	1,776,753	1,775,651
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7055% 7/24/28 (b)(c)(d)	1,637,093	706,684
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 3/5/28 (b)(c)(d)	37,525,500	37,487,970
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4704% 4/1/28 (b)(c)(d)	1,864,977	1,444,033
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2204% 10/19/27 (b)(c)(d)	235,524	235,041
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.206% 12/18/27 (b)(c)(d)	2,085,959	2,058,591
TOTAL SUPER RETAIL		43,707,970
Technology - 14.9%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.987% 3/10/27 (b)(c)(d)	1,793,703	1,762,313
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 2/16/28 (b)(c)(d)	1,131,771	1,129,292
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0928% 7/30/28 (b)(c)(d)	2,231,000	2,229,751
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9938% 10/8/27 (b)(c)(d)	521,040	522,197
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 8/10/25 (b)(c)(d)	5,368,971	3,221,382
Aptean, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.706% 4/23/26 (b)(c)(d)	2,257,000	2,250,409
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.606% 2/15/29 (b)(c)(d)	9,314,256	9,263,027
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.106% 5/13/29 (b)(c)(d)	1,476,563	1,481,568
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (b)(c)(d)	3,454,898	1,197,710
Camelot Finance SA:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 10/31/26 (b)(c)(d)	2,410,579	2,412,990
Tranche B, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 10/31/26 (b)(c)(d)	3,370,337	3,372,022
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3481% 7/6/29 (b)(c)(d)	2,750,941	2,761,890
Ceridian HCM Holding, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9704% 4/30/25 (b)(c)(d)	1,627,398	1,627,984
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9481% 3/30/29 (b)(c)(d)	7,979,676	7,779,226
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2204% 7/1/29 (b)(c)(d)	3,920,737	3,927,285
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 4/4/26 (b)(c)(d)	3,149,352	2,806,860
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 9/30/28 (b)(c)(d)	4,002,724	3,988,955
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6874% 2/10/28 (b)(c)(d)	1,522,403	1,484,343
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.356% 10/16/26 (b)(c)(d)	4,658,662	4,609,979
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.356% 2/19/29 (b)(c)(d)	4,508,409	4,084,799
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.2204% 3/31/29 (b)(c)(d)	630,000	565,948
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 3/31/28 (b)(c)(d)	1,226,915	1,213,775
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.106% 8/31/30 (b)(c)(d)	992,513	993,257
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8483% 7/6/29 (b)(c)(d)	2,322,963	2,330,698
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.0981% 10/6/29 (b)(c)(d)	1,129,634	1,033,615
Epicor Software Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 7/31/27 (b)(c)(d)	2,486,535	2,492,975
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.456% 9/12/29 (b)(c)(d)	6,098,802	6,100,693
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.856% 11/9/29 (b)(c)(d)	1,667,624	1,671,943
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6981% 8/19/28 (b)(c)(d)	1,779,431	1,770,534
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (b)(c)(d)	4,813,723	4,827,250
Imprivata, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 12/1/27 (b)(c)(d)	2,032,029	2,036,743
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1928% 3/1/29 (b)(c)(d)	7,280,654	7,230,636
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.606% 5/3/28 (b)(c)(d)	11,819,794	11,601,482
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.606% 2/23/29 (b)(c)(d)	1,030,000	956,056
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.841% 8/17/29 (b)(c)(d)	3,587,022	3,591,506
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.206% 3/27/29 (b)(c)(d)	2,240,000	2,224,141
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1984% 1/31/30 (b)(c)(d)	5,894,787	5,904,395
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.456% 11/10/27 (b)(c)(d)	2,676,483	2,658,310
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.206% 2/1/28 (b)(c)(d)	11,762,939	11,777,642
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4704% 3/19/28 (b)(c)(d)	583,500	571,468
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4704% 6/2/28 (b)(c)(d)	13,835,906	13,631,827
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0929% 10/26/30 (b)(c)(d)	4,035,000	4,048,437
Project Boost Purchaser LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 5/30/26 (b)(c)(d)	1,169,565	1,169,296
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 8/31/28 (b)(c)(d)	5,332,760	5,327,214
Rackspace Technology Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2303% 2/15/28 (b)(c)(d)	7,450,735	3,222,443
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 4/22/28 (b)(c)(d)	3,846,769	3,811,687
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.206% 9/30/28 (b)(c)(d)	2,383,602	2,286,184
Renaissance Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0984% 4/7/30 (b)(c)(d)	4,658,325	4,669,319
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3481% 11/22/29 (b)(c)(d)	1,364,705	1,366,752
Sophia LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.956% 10/7/27 (b)(c)(d)	3,079,860	3,082,755
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9704% 8/11/28 (b)(c)(d)	888,208	875,995
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 7.2204% 4/16/25 (b)(c)(d)	1,750,297	1,752,345
Tranche B 4LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2204% 4/16/25 (b)(c)(d)	1,652,672	1,654,606
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2204% 4/16/25 (b)(c)(d)	2,507,868	2,510,125
Tempo Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.106% 8/31/28 (b)(c)(d)	1,430,708	1,435,816
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0928% 5/30/30 (b)(c)(d)	1,580,426	1,580,426
Ukg, Inc.:
1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (b)(c)(d)	3,873,063	3,879,376
CME Term SOFR 3 Month Index + 3.750% 9.2332% 5/4/26 (b)(c)(d)	5,278,175	5,286,673
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (b)(c)(d)	7,170,000	7,171,291
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4704% 9/1/25 (b)(c)(d)	3,106,858	2,574,156
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4704% 8/27/25 (b)(c)(d)	3,488,848	3,491,744
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.456% 1/13/29 (b)(c)(d)	3,137,238	3,139,591
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 3/27/28 (b)(c)(d)	2,247,316	2,255,182
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.706% 2/28/27 (b)(c)(d)	2,263,165	2,265,994
Weber-Stephen Products LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7204% 10/30/27 (b)(c)(d)	639,309	556,883
CME Term SOFR 1 Month Index + 4.250% 9.706% 10/30/27 (b)(c)(d)	1,424,625	1,240,321
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 9/30/26 (b)(c)(d)	3,547,544	3,551,197
TOTAL TECHNOLOGY		221,304,684
Telecommunications - 3.3%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3939% 10/31/27 (b)(c)(d)	1,300,922	1,291,984
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8939% 8/15/28 (b)(c)(d)	5,311,310	4,755,853
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 10.231% 11/1/24 (b)(c)(d)	8,496,228	6,536,828
3 month U.S. LIBOR + 8.250% 13.981% 11/1/25 (b)(c)(d)	7,055,000	3,527,500
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7263% 11/30/27 (b)(c)(d)	989,444	985,556
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3579% 10/24/30 (b)(c)(d)	720,128	721,331
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.856% 12/12/26 (b)(c)(d)	600,773	600,359
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7073% 4/27/27 (b)(c)(d)	1,413,750	1,418,458
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4573% 4/27/27 (b)(c)(d)	1,438,459	1,445,292
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2204% 10/8/27 (b)(c)(d)	7,055,300	7,011,204
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (b)(c)(d)	1,485,887	936,109
Lumen Technologies, Inc. Tranche A 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4704% 1/31/25 (b)(c)(d)	0	0
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3898% 4/30/27 (b)(c)(d)	3,427,335	3,421,337
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1157% 8/1/29 (b)(c)(d)	3,172,313	2,870,943
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7204% 9/25/26 (b)(c)(d)	4,048,532	3,227,125
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 7.21% 4/11/25 (b)(c)(d)	432,701	433,047
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.706% 9/21/27 (b)(c)(d)	663,810	625,362
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 3/9/27 (b)(c)(d)	10,088,135	8,635,645
TOTAL TELECOMMUNICATIONS		48,443,933
Textiles/Apparel - 0.5%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4981% 2/19/29 (b)(c)(d)	2,999,113	3,007,000
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7204% 11/23/28 (b)(c)(d)	473,036	470,079
Jo-Ann Stores LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3912% 7/7/28 (b)(c)(d)	3,598,472	164,486
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7204% 4/16/28 (b)(c)(d)	2,876,250	2,865,924
Victoria's Secret & Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8878% 8/2/28 (b)(c)(d)	1,013,688	1,003,551
TOTAL TEXTILES/APPAREL		7,511,040
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. 2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.3958% 5/7/29 (b)(c)(d)	2,500,000	2,066,675
Utilities - 1.6%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.106% 8/1/25 (b)(c)(d)	2,118,188	2,123,483
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2204% 8/1/25 (b)(c)(d)	4,360,568	4,368,941
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.1498% 12/15/27 (b)(c)(d)	1,281,878	1,280,070
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.606% 8/7/29 (b)(c)(d)	1,453,843	1,458,088
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.6098% 2/15/24 (b)(c)(d)	2,950,370	2,635,064
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (b)(c)(d)	1,220,044	538,857
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 6/23/28 (b)(c)(d)	538,457	537,515
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.856% 6/23/25 (b)(c)(d)	1,740,000	1,740,278
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 1/21/28 (b)(c)(d)	1,123,630	1,125,967
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9743% 3/2/27 (b)(c)(d)	4,730,767	4,744,391
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.356% 12/31/25 (b)(c)(d)	2,720,704	2,719,915
TOTAL UTILITIES		23,272,569
TOTAL BANK LOAN OBLIGATIONS (Cost $1,285,078,850)		1,238,695,013

Nonconvertible Bonds - 6.7%
	Principal Amount (a)	Value ($)
Aerospace - 0.3%
TransDigm, Inc. 6.25% 3/15/26 (i)	4,000,000	3,993,089
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	920,833	914,191
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	545,000	536,719
TOTAL AIR TRANSPORTATION		1,450,910
Automotive & Auto Parts - 0.9%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (i)	1,205,000	1,229,359
Ford Motor Credit Co. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2863% 3/6/26 (b)(c)	1,650,000	1,694,501
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(i)	9,895,000	9,865,367
TOTAL AUTOMOTIVE & AUTO PARTS		12,789,227
Broadcasting - 0.3%
DISH Network Corp. 11.75% 11/15/27 (i)	2,985,000	3,115,913
Univision Communications, Inc.:
6.625% 6/1/27 (i)	1,205,000	1,201,714
8% 8/15/28 (i)	840,000	866,561
TOTAL BROADCASTING		5,184,188
Building Materials - 0.1%
Smyrna Ready Mix LLC 8.875% 11/15/31 (i)	1,365,000	1,434,855
SRS Distribution, Inc. 4.625% 7/1/28 (i)	160,000	151,791
TOTAL BUILDING MATERIALS		1,586,646
Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (i)	1,580,000	1,511,717
5.375% 6/1/29 (i)	3,160,000	2,978,573
TOTAL CABLE/SATELLITE TV		4,490,290
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (i)	330,000	344,932
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (i)	40,000	39,000
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (i)	1,220,000	1,294,899
TOTAL CHEMICALS		1,333,899
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (i)	2,945,000	2,687,313
Energy - 0.5%
Citgo Petroleum Corp.:
6.375% 6/15/26 (i)	1,000,000	996,698
7% 6/15/25 (i)	1,050,000	1,048,291
New Fortress Energy, Inc.:
6.5% 9/30/26 (i)	3,160,000	3,034,873
6.75% 9/15/25 (i)	1,485,000	1,473,152
Transocean Poseidon Ltd. 6.875% 2/1/27 (i)	855,000	850,754
TOTAL ENERGY		7,403,768
Gaming - 1.0%
Affinity Gaming LLC 6.875% 12/15/27 (i)	1,700,000	1,515,097
Caesars Entertainment, Inc. 7% 2/15/30 (i)	1,465,000	1,502,265
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (i)	10,240,000	9,291,469
Golden Entertainment, Inc. 7.625% 4/15/26 (i)	1,065,000	1,067,663
Ontario Gaming GTA LP 8% 8/1/30 (i)	80,000	82,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (i)	1,367,000	1,357,983
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (i)	240,000	233,863
4.25% 12/1/26 (i)	345,000	332,014
4.625% 12/1/29 (i)	200,000	188,450
TOTAL GAMING		15,571,304
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	2,400,000	1,960,364
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (i)	2,545,000	2,580,134
TOTAL HOMEBUILDERS/REAL ESTATE		4,540,498
Leisure - 0.0%
Carnival Corp. 7.625% 3/1/26 (i)	620,000	631,210
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (i)	90,000	93,902
Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (i)	895,000	782,967
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (i)	160,000	159,478
Services - 0.4%
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (i)	600,000	634,518
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (i)	935,000	869,550
PowerTeam Services LLC 9.033% 12/4/25 (i)	5,115,000	4,838,841
TOTAL SERVICES		6,342,909
Super Retail - 0.2%
EG Global Finance PLC 12% 11/30/28 (i)	2,380,000	2,534,771
Technology - 0.1%
Cloud Software Group, Inc. 9% 9/30/29 (i)	1,370,000	1,302,120
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (i)	515,000	537,536
TOTAL TECHNOLOGY		1,839,656
Telecommunications - 1.6%
Altice Financing SA 5.75% 8/15/29 (i)	6,000,000	5,329,687
Altice France SA:
5.125% 1/15/29 (i)	855,000	664,789
5.125% 7/15/29 (i)	3,795,000	2,947,175
5.5% 10/15/29 (i)	1,630,000	1,278,123
Frontier Communications Holdings LLC 5% 5/1/28 (i)	1,160,000	1,072,045
Intelsat Jackson Holdings SA 6.5% 3/15/30 (i)	6,905,000	6,577,729
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (i)	205,000	178,583
6.75% 10/15/27 (i)	1,455,000	1,425,114
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (i)	195,000	186,225
Windstream Escrow LLC 7.75% 8/15/28 (i)	5,100,000	4,466,339
TOTAL TELECOMMUNICATIONS		24,125,809
Textiles/Apparel - 0.1%
Victoria's Secret & Co. 4.625% 7/15/29 (i)	910,000	760,120
Utilities - 0.1%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 12.4178% 10/8/26 (b)(c)(e)	964,271	981,146
TOTAL NONCONVERTIBLE BONDS (Cost $102,639,851)		99,628,032

Common Stocks - 2.3%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (e)(j)	188,360	1,386,330
TNT Crane & Rigging LLC warrants 10/31/25 (e)(j)	9,492	190
TOTAL CAPITAL GOODS		1,386,520
Diversified Financial Services - 0.4%
ACNR Holdings, Inc. (e)	69,613	5,912,928
Carnelian Point Holdings LP warrants (e)(j)	5,132	14,985
Lime Tree Bay Ltd. (e)(j)	776	58,960
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,986,873
Energy - 1.2%
California Resources Corp.	88,871	4,859,466
California Resources Corp. warrants 10/27/24 (j)	7,511	145,563
Chesapeake Energy Corp. (k)	109,641	8,435,779
Chesapeake Energy Corp. (l)	928	71,400
EP Energy Corp. (e)(j)	15,785	27,150
Exxon Mobil Corp.	40,902	4,089,382
TOTAL ENERGY		17,628,740
Entertainment/Film - 0.2%
New Cineworld Ltd. (e)	153,258	3,017,650
Restaurants - 0.1%
CEC Entertainment, Inc. (e)	105,486	1,919,845
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(j)	1,346	0
Telecommunications - 0.1%
GTT Communications, Inc. (e)	35,300	1,240,089
Utilities - 0.2%
TexGen Power LLC (e)(j)	85,051	3,308,484
TOTAL COMMON STOCKS (Cost $25,235,705)		34,488,201

Preferred Securities - 1.0%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.5%
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.7737% (b)(c)(m)	490,000	490,201
6.25% (b)(m)	2,595,000	2,571,098
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 3.560% 8.9387% (b)(c)(m)	1,430,000	1,442,513
6.1% (b)(m)	1,130,000	1,123,800
6.75% (b)(m)	1,370,000	1,367,224
TOTAL BANKS & THRIFTS		6,994,836
Energy - 0.5%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (b)(c)(m)	7,525,000	7,226,366
TOTAL PREFERRED SECURITIES (Cost $13,820,467)		14,221,202

Other - 1.7%
	Shares	Value ($)
Other - 1.7%
Fidelity Private Credit Central Fund LLC (l)(n) (Cost $25,774,791)	2,589,570	26,102,866

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (o)	81,027,178	81,043,384
Fidelity Securities Lending Cash Central Fund 5.40% (o)(p)	6,600,865	6,601,525
TOTAL MONEY MARKET FUNDS (Cost $87,641,375)		87,644,909

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,540,191,039)	1,500,780,223
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(11,739,107)
NET ASSETS - 100.0%	1,489,041,116

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $239,155 and $240,501, respectively.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,992,021 or 6.4% of net assets.

(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,174,266 or 1.8% of net assets.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	8,788

Fidelity Private Credit Central Fund LLC	4/23/22 - 12/12/23	25,774,792

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	52,234,136	125,029,897	96,220,649	884,354	-	-	81,043,384	0.2%
Fidelity Private Credit Central Fund LLC	25,093,125	1,279,047	-	1,342,049	-	(269,306)	26,102,866	3.9%
Fidelity Securities Lending Cash Central Fund 5.40%	9,398,700	3,156,940	5,954,115	1,656	-	-	6,601,525	0.0%
Total	86,725,961	129,465,884	102,174,764	2,228,059	-	(269,306)	113,747,775

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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